OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Revenue	$ 19,085	$ 11,117	$ 8,509
Europe
OPERATING SEGMENTS
Revenue	4,618
Hong Kong
OPERATING SEGMENTS
Revenue	3,901
United States
OPERATING SEGMENTS
Revenue	8,388
Other
OPERATING SEGMENTS
Revenue	2,178
Solutions
OPERATING SEGMENTS
Revenue	12,428	7,833	6,421
Platform
OPERATING SEGMENTS
Revenue	6,657	3,284	2,088
Operating segments
OPERATING SEGMENTS
Revenue		11,117	8,509
Operating segments | Europe
OPERATING SEGMENTS
Revenue		4,322	3,724
Operating segments | Hong Kong
OPERATING SEGMENTS
Revenue		3,482	2,322
Operating segments | United States
OPERATING SEGMENTS
Revenue		2,725	1,952
Operating segments | Other
OPERATING SEGMENTS
Revenue		588	511
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	12,428	7,833	6,421
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	4,618	4,322	3,724
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	460	198	234
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	6,449	2,725	1,952
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	901	588	511
Operating segments | Platform
OPERATING SEGMENTS
Revenue	6,657	3,284	2,088
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	3,441	$ 3,284	$ 2,088
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	1,939
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 1,277